Distribution Date:	07/17/24	Wells Fargo Commercial Mortgage Trust 2017-C40
Determination Date:	07/11/24
Next Distribution Date:	08/16/24
Record Date:	06/28/24	Commercial Mortgage Pass-Through Certificates
Series 2017-C40

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Greystone Servicing Company LLC
Current Mortgage Loan and Property Stratification	8-12		Jenna Unell		Jenna.unell@greyco.com
Mortgage Loan Detail (Part 1)	13-15		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	19
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	20		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000YAU9	2.110000%	23,786,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000YAV7	2.495000%	23,626,000.00	5,087,274.64	8,430.57	10,577.29	0.00	0.00	19,007.86	5,078,844.07	32.64%	30.00%
A-SB	95000YAW5	3.395000%	32,869,000.00	21,633,717.62	632,287.82	61,205.39	0.00	0.00	693,493.21	21,001,429.80	32.64%	30.00%
A-3	95000YAX3	3.317000%	185,000,000.00	185,000,000.00	0.00	511,370.83	0.00	0.00	511,370.83	185,000,000.00	32.64%	30.00%
A-4	95000YAY1	3.581000%	203,796,000.00	203,796,000.00	0.00	608,161.23	0.00	0.00	608,161.23	203,796,000.00	32.64%	30.00%
A-S	95000YBB0	3.854000%	56,122,000.00	56,122,000.00	0.00	180,245.16	0.00	0.00	180,245.16	56,122,000.00	23.53%	21.63%
B	95000YBC8	4.234948%	32,668,000.00	32,668,000.00	0.00	115,289.41	0.00	0.00	115,289.41	32,668,000.00	18.22%	16.75%
C	95000YBD6	4.300948%	30,154,000.00	30,154,000.00	0.00	108,075.66	0.00	0.00	108,075.66	30,154,000.00	13.33%	12.25%
D	95000YAC9	2.700000%	34,344,000.00	34,344,000.00	0.00	77,274.00	0.00	0.00	77,274.00	34,344,000.00	7.75%	7.13%
E	95000YAE5	4.300948%	6,701,000.00	6,701,000.00	0.00	24,017.21	0.00	0.00	24,017.21	6,701,000.00	6.66%	6.13%
F	95000YAG0	4.300948%	9,214,000.00	9,214,000.00	0.00	33,024.11	0.00	0.00	33,024.11	9,214,000.00	5.17%	4.75%
G	95000YAJ4	4.300948%	6,701,000.00	6,701,000.00	0.00	24,017.21	0.00	0.00	24,017.21	6,701,000.00	4.08%	3.75%
H	95000YAL9	4.300948%	3,350,000.00	3,350,000.00	0.00	12,006.81	0.00	0.00	12,006.81	3,350,000.00	3.54%	3.25%
J*	95000YAN5	4.300948%	21,779,541.00	21,779,541.00	0.00	60,359.83	0.00	0.00	60,359.83	21,779,541.00	0.00%	0.00%
R	95000YAS4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	95000YAQ8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	NA	4.300948%	35,268,975.86	32,450,028.08	33,722.02	115,373.29	0.00	0.00	149,095.31	32,416,306.06	0.00%	0.00%
Regular SubTotal			705,379,516.86	649,000,561.34	674,440.41	1,940,997.43	0.00	0.00	2,615,437.84	648,326,120.93

X-A	95000YAZ8	0.860469%	469,077,000.00	415,516,992.26	0.00	297,949.50	0.00	0.00	297,949.50	414,876,273.87
X-B	95000YBA2	0.306788%	88,790,000.00	88,790,000.00	0.00	22,699.77	0.00	0.00	22,699.77	88,790,000.00
X-D	95000YAA3	1.600948%	34,344,000.00	34,344,000.00	0.00	45,819.14	0.00	0.00	45,819.14	34,344,000.00
Notional SubTotal			592,211,000.00	538,650,992.26	0.00	366,468.41	0.00	0.00	366,468.41	538,010,273.87

Deal Distribution Total					674,440.41	2,307,465.84	0.00	0.00	2,981,906.25

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000YAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000YAV7	215.32526200	0.35683442	0.44769703	0.00000000	0.00000000	0.00000000	0.00000000	0.80453145	214.96842758
A-SB	95000YAW5	658.17997566	19.23660044	1.86210076	0.00000000	0.00000000	0.00000000	0.00000000	21.09870121	638.94337522
A-3	95000YAX3	1,000.00000000	0.00000000	2.76416665	0.00000000	0.00000000	0.00000000	0.00000000	2.76416665	1,000.00000000
A-4	95000YAY1	1,000.00000000	0.00000000	2.98416667	0.00000000	0.00000000	0.00000000	0.00000000	2.98416667	1,000.00000000
A-S	95000YBB0	1,000.00000000	0.00000000	3.21166673	0.00000000	0.00000000	0.00000000	0.00000000	3.21166673	1,000.00000000
B	95000YBC8	1,000.00000000	0.00000000	3.52912361	0.00000000	0.00000000	0.00000000	0.00000000	3.52912361	1,000.00000000
C	95000YBD6	1,000.00000000	0.00000000	3.58412350	0.00000000	0.00000000	0.00000000	0.00000000	3.58412350	1,000.00000000
D	95000YAC9	1,000.00000000	0.00000000	2.25000000	0.00000000	0.00000000	0.00000000	0.00000000	2.25000000	1,000.00000000
E	95000YAE5	1,000.00000000	0.00000000	3.58412327	0.00000000	0.00000000	0.00000000	0.00000000	3.58412327	1,000.00000000
F	95000YAG0	1,000.00000000	0.00000000	3.58412307	0.00000000	0.00000000	0.00000000	0.00000000	3.58412307	1,000.00000000
G	95000YAJ4	1,000.00000000	0.00000000	3.58412327	0.00000000	0.00000000	0.00000000	0.00000000	3.58412327	1,000.00000000
H	95000YAL9	1,000.00000000	0.00000000	3.58412239	0.00000000	0.00000000	0.00000000	0.00000000	3.58412239	1,000.00000000
J	95000YAN5	1,000.00000000	0.00000000	2.77140046	0.81272328	11.09671182	0.00000000	0.00000000	2.77140046	1,000.00000000
R	95000YAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	95000YAQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	NA	920.07287676	0.95613834	3.27124015	0.02641472	0.36065805	0.00000000	0.00000000	4.22737849	919.11673842

Notional Certificates
X-A	95000YAZ8	885.81830331	0.00000000	0.63518250	0.00000000	0.00000000	0.00000000	0.00000000	0.63518250	884.45239027
X-B	95000YBA2	1,000.00000000	0.00000000	0.25565683	0.00000000	0.00000000	0.00000000	0.00000000	0.25565683	1,000.00000000
X-D	95000YAA3	1,000.00000000	0.00000000	1.33412357	0.00000000	0.00000000	0.00000000	0.00000000	1.33412357	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	06/01/24 - 06/30/24	30	0.00	10,577.29	0.00	10,577.29	0.00	0.00	0.00	10,577.29	0.00
A-SB	06/01/24 - 06/30/24	30	0.00	61,205.39	0.00	61,205.39	0.00	0.00	0.00	61,205.39	0.00
A-3	06/01/24 - 06/30/24	30	0.00	511,370.83	0.00	511,370.83	0.00	0.00	0.00	511,370.83	0.00
A-4	06/01/24 - 06/30/24	30	0.00	608,161.23	0.00	608,161.23	0.00	0.00	0.00	608,161.23	0.00
X-A	06/01/24 - 06/30/24	30	0.00	297,949.50	0.00	297,949.50	0.00	0.00	0.00	297,949.50	0.00
X-B	06/01/24 - 06/30/24	30	0.00	22,699.77	0.00	22,699.77	0.00	0.00	0.00	22,699.77	0.00
A-S	06/01/24 - 06/30/24	30	0.00	180,245.16	0.00	180,245.16	0.00	0.00	0.00	180,245.16	0.00
B	06/01/24 - 06/30/24	30	0.00	115,289.41	0.00	115,289.41	0.00	0.00	0.00	115,289.41	0.00
C	06/01/24 - 06/30/24	30	0.00	108,075.66	0.00	108,075.66	0.00	0.00	0.00	108,075.66	0.00
X-D	06/01/24 - 06/30/24	30	0.00	45,819.14	0.00	45,819.14	0.00	0.00	0.00	45,819.14	0.00
D	06/01/24 - 06/30/24	30	0.00	77,274.00	0.00	77,274.00	0.00	0.00	0.00	77,274.00	0.00
E	06/01/24 - 06/30/24	30	0.00	24,017.21	0.00	24,017.21	0.00	0.00	0.00	24,017.21	0.00
F	06/01/24 - 06/30/24	30	0.00	33,024.11	0.00	33,024.11	0.00	0.00	0.00	33,024.11	0.00
G	06/01/24 - 06/30/24	30	0.00	24,017.21	0.00	24,017.21	0.00	0.00	0.00	24,017.21	0.00
H	06/01/24 - 06/30/24	30	0.00	12,006.81	0.00	12,006.81	0.00	0.00	0.00	12,006.81	0.00
J	06/01/24 - 06/30/24	30	223,180.64	78,060.57	0.00	78,060.57	17,700.74	0.00	0.00	60,359.83	241,681.29
RR Interest	06/01/24 - 06/30/24	30	11,746.32	116,304.91	0.00	116,304.91	931.62	0.00	0.00	115,373.29	12,720.04
Totals			234,926.96	2,326,098.20	0.00	2,326,098.20	18,632.36	0.00	0.00	2,307,465.84	254,401.33

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	2,981,906.25
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,336,842.82	Master Servicing Fee	4,024.88
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,902.00
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	270.42
ARD Interest	0.00	Operating Advisor Fee	1,095.05
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	162.25
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,336,842.82	Total Fees	10,744.60

Principal		Expenses/Reimbursements
Scheduled Principal	674,440.41	Reimbursement for Interest on Advances	75.66
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,092.87
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,463.83
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	674,440.41	Total Expenses/Reimbursements	18,632.36

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,307,465.84
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	674,440.41
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,981,906.25
Total Funds Collected	3,011,283.23	Total Funds Distributed	3,011,283.21

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	649,000,561.59	649,000,561.59	Beginning Certificate Balance	649,000,561.34
(-) Scheduled Principal Collections	674,440.41	674,440.41	(-) Principal Distributions	674,440.41
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	648,326,121.18	648,326,121.18	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	649,057,079.52	649,057,079.52	Ending Certificate Balance	648,326,120.93
Ending Actual Collateral Balance	648,392,486.79	648,392,486.79

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.25)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.25)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.30%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	69,229,910.54	10.68%	37	4.6331	NAP	Defeased	11	69,229,910.54	10.68%	37	4.6331	NAP
2,000,000 or less	4	7,019,951.64	1.08%	37	4.6787	2.142152	1.20 or less	3	20,972,312.19	3.23%	13	5.0714	0.787749
2,000,001 to 3,000,000	7	17,576,304.42	2.71%	37	4.6665	1.796688	1.21 to 1.30	1	8,595,801.32	1.33%	38	4.8500	1.258500
3,000,001 to 4,000,000	5	17,823,785.00	2.75%	37	4.9413	1.633469	1.31 to 1.40	3	31,529,851.19	4.86%	37	4.3005	1.379735
4,000,001 to 5,000,000	8	35,287,191.81	5.44%	37	4.6226	1.891079	1.41 to 1.50	7	43,555,001.41	6.72%	36	4.7696	1.428036
5,000,001 to 6,000,000	4	21,541,821.90	3.32%	38	4.6352	2.159459	1.51 to 1.75	13	129,251,272.67	19.94%	37	4.5982	1.614585
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.76 to 2.00	6	75,624,036.10	11.66%	37	4.3324	1.834286
7,000,001 to 8,000,000	2	14,223,339.55	2.19%	37	4.4935	1.631440	2.01 to 2.25	4	36,326,702.75	5.60%	38	4.4024	2.230797
8,000,001 to 9,000,000	2	17,142,406.58	2.64%	38	4.6306	1.396154	2.26 to 2.50	2	5,079,944.49	0.78%	37	4.4369	2.300558
9,000,001 to 10,000,000	2	19,821,209.72	3.06%	36	4.8992	1.666014	2.51 to 2.75	2	30,223,797.18	4.66%	38	4.0131	2.586582
10,000,001 to 15,000,000	3	38,497,757.71	5.94%	24	4.6656	1.968872	2.76 to 3.00	4	55,012,491.34	8.49%	38	4.0589	2.946852
15,000,001 to 20,000,000	3	54,926,547.63	8.47%	35	4.4180	1.586968	3.01 or greater	6	142,925,000.00	22.05%	36	3.7779	3.669115
20,000,001 to 30,000,000	7	168,550,594.79	26.00%	37	4.0059	2.559712	Totals	62	648,326,121.18	100.00%	36	4.3205	2.245073
30,000,001 to 50,000,000	3	106,685,299.89	16.46%	38	4.2881	2.291067
50,000,001 or greater	1	60,000,000.00	9.25%	35	3.6514	3.831600
Totals	62	648,326,121.18	100.00%	36	4.3205	2.245073
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	13	69,229,910.54	10.68%	37	4.6331	NAP	Oregon	1	228,813.74	0.04%	35	4.4860	1.425800
Arizona	1	177,840.39	0.03%	35	4.4860	1.425800	Pennsylvania	5	9,101,090.53	1.40%	37	5.4054	1.385298
Arkansas	1	36,136.23	0.01%	35	4.4860	1.425800	Tennessee	1	2,306,810.50	0.36%	37	4.9230	1.485700
California	21	123,447,843.77	19.04%	37	4.1337	2.443376	Texas	32	71,876,259.67	11.09%	38	4.8418	1.953290
Colorado	2	13,885,860.11	2.14%	2	5.1146	0.868345	Utah	1	4,873,303.96	0.75%	33	3.7950	1.740000
Connecticut	1	96,283.00	0.01%	35	4.4860	1.425800	Virginia	3	4,728,845.14	0.73%	38	4.3739	1.570661
Florida	8	16,852,759.93	2.60%	37	4.6222	2.364057	Washington	3	4,064,546.67	0.63%	33	3.8869	1.698232
Georgia	5	61,111,450.93	9.43%	37	4.0961	2.760133	Wisconsin	6	47,258,073.32	7.29%	38	4.0986	2.706038
Idaho	1	2,120,607.02	0.33%	38	4.7700	2.138800	Wyoming	1	106,477.68	0.02%	35	4.4860	1.425800
Illinois	4	17,668,371.63	2.73%	35	4.7931	1.419933	Totals	145	648,326,121.18	100.00%	36	4.3205	2.245073
Indiana	7	6,425,166.63	0.99%	38	4.4170	1.785330
									Property Type³
Kansas	1	4,847,787.68	0.75%	36	4.9300	0.550700
Kentucky	2	4,251,246.14	0.66%	38	4.7384	1.439567		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	1	46,447,361.62	7.16%	37	3.9840	1.389500		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	3	9,159,547.73	1.41%	38	4.7931	1.284483	Defeased	13	69,229,910.54	10.68%	37	4.6331	NAP
Michigan	4	3,338,140.87	0.51%	33	3.9031	1.690849	Industrial	7	27,526,477.45	4.25%	39	4.2283	2.895066
Minnesota	3	341,550.79	0.05%	34	4.2272	1.543485	Lodging	75	101,124,302.26	15.60%	32	5.0080	1.402963
Missouri	2	11,647,705.64	1.80%	36	4.6004	1.679464	Mixed Use	1	3,759,190.37	0.58%	38	4.8000	1.416800
New Jersey	2	17,832,475.85	2.75%	38	4.7473	1.575642	Mobile Home Park	2	5,134,865.88	0.79%	37	4.8963	2.418325
New Mexico	1	4,572,327.37	0.71%	37	4.9900	1.521800	Multi-Family	3	7,956,654.83	1.23%	38	4.4372	1.708651
New York	1	60,000,000.00	9.25%	35	3.6514	3.831600	Office	5	144,722,768.93	22.32%	37	4.0334	2.736395
North Carolina	2	25,955,185.56	4.00%	38	3.8240	2.999236	Other	13	27,173,339.55	4.19%	34	3.9336	1.706527
North Dakota	1	3,759,190.37	0.58%	38	4.8000	1.416800	Retail	23	253,157,774.62	39.05%	37	4.1421	2.419100
Ohio	3	437,238.16	0.07%	35	4.4860	1.425800	Self Storage	3	8,540,836.77	1.32%	37	4.6616	2.740420
Oklahoma	2	139,912.03	0.02%	35	4.4860	1.425800	Totals	145	648,326,121.18	100.00%	36	4.3205	2.245073

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	69,229,910.54	10.68%	37	4.6331	NAP	Defeased	11	69,229,910.54	10.68%	37	4.6331	NAP
	3.750% or less	3	85,000,000.00	13.11%	35	3.6532	3.895890	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	6	156,847,361.62	24.19%	37	3.8933	2.457329	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	5	76,904,745.09	11.86%	38	4.1518	2.450818	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	8	70,646,937.87	10.90%	37	4.3585	2.046794	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	11	63,161,533.64	9.74%	37	4.6877	1.600542	49 months or greater	51	579,096,210.64	89.32%	36	4.2831	2.310265
	4.751% to 5.000%	11	53,297,349.77	8.22%	37	4.8517	1.500169	Totals	62	648,326,121.18	100.00%	36	4.3205	2.245073
	5.001% to 5.250%	3	42,222,657.50	6.51%	38	5.0176	1.580853
	5.251% to 5.750%	4	31,015,625.15	4.78%	21	5.3339	1.303033
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	648,326,121.18	100.00%	36	4.3205	2.245073
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	69,229,910.54	10.68%	37	4.6331	NAP	Defeased	11	69,229,910.54	10.68%	37	4.6331	NAP
	60 months or less	51	579,096,210.64	89.32%	36	4.2831	2.310265	Interest Only	13	292,625,000.00	45.14%	37	3.9349	2.906394
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	180 months or less	1	7,173,339.55	1.11%	36	4.3200	1.613200
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	181 months to 240 months	3	16,189,490.61	2.50%	37	4.8383	1.072625
	Totals	62	648,326,121.18	100.00%	36	4.3205	2.245073	241 months to 300 months	34	263,108,380.48	40.58%	35	4.6352	1.742417
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	62	648,326,121.18	100.00%	36	4.3205	2.245073
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	69,229,910.54	10.68%	37	4.6331	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		2	27,766,680.81	4.28%	37	3.9306	2.093784	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	49	551,329,529.83	85.04%	36	4.3009	2.321167	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	648,326,121.18	100.00%	36	4.3205	2.245073
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	883100735	OF	New York	NY	Actual/360	3.651%	182,570.00	0.00	0.00	N/A	06/06/27	--	60,000,000.00	60,000,000.00	07/06/24
2	883100752	RT	Baton Rouge	LA	Actual/360	3.984%	77,241.67	41,881.66	0.00	N/A	08/01/27	--	23,265,562.47	23,223,680.81	07/01/24
2A	883100753				Actual/360	3.984%	77,241.67	41,881.66	0.00	N/A	08/01/27	--	23,265,562.47	23,223,680.81	07/01/24
3	310937398	RT	Buford	GA	Actual/360	3.820%	126,060.00	0.00	0.00	N/A	09/11/27	--	39,600,000.00	39,600,000.00	07/11/24
4	300571751	LO	Various	TX	Actual/360	5.010%	143,164.86	55,685.33	0.00	N/A	09/06/27	--	34,290,985.22	34,235,299.89	07/06/24
5	310941458	OF	Los Angeles	CA	Actual/360	4.100%	112,237.50	0.00	0.00	N/A	09/11/27	--	32,850,000.00	32,850,000.00	07/11/24
6	600939281	OF	San Diego	CA	Actual/360	4.300%	103,916.67	0.00	0.00	N/A	09/11/27	--	29,000,000.00	29,000,000.00	07/11/24
7	310937394	RT	Mooresville	NC	Actual/360	3.820%	82,130.00	0.00	0.00	N/A	09/11/27	--	25,800,000.00	25,800,000.00	07/11/24
8	308870008	RT	Torrance	CA	Actual/360	3.658%	62,351.23	0.00	0.00	N/A	06/01/27	--	20,457,000.00	20,457,000.00	07/01/24
8A	308870108				Actual/360	3.658%	13,846.69	0.00	0.00	N/A	06/01/27	--	4,543,000.00	4,543,000.00	07/01/24
9	310941478	RT	Pleasant Prairie	WI	Actual/360	3.995%	83,229.17	0.00	0.00	N/A	09/01/27	--	25,000,000.00	25,000,000.00	07/01/24
10	310939969	IN	Germantown	WI	Actual/360	4.220%	76,943.20	33,348.47	0.00	N/A	10/11/27	--	21,879,581.64	21,846,233.17	07/11/24
11	308870011	98	Various	Various	Actual/360	3.795%	63,250.00	0.00	0.00	04/06/27	04/06/28	--	20,000,000.00	20,000,000.00	07/05/24
12	883100780	OF	Paramus	NJ	Actual/360	4.750%	69,995.90	34,203.16	0.00	N/A	09/06/27	--	17,683,174.91	17,648,971.75	07/06/24
13	310939500	LO	Chicago	IL	Actual/360	4.800%	69,253.02	35,680.05	0.00	N/A	06/11/27	--	17,313,255.93	17,277,575.88	07/11/24
14	883100756	IN	San Antonio	TX	Actual/360	4.495%	57,601.86	31,016.09	0.00	N/A	08/06/27	05/06/27	15,377,582.14	15,346,566.05	07/06/24
15	883100766	RT	Austin	TX	Actual/360	4.200%	49,700.00	0.00	0.00	N/A	09/06/27	--	14,200,000.00	14,200,000.00	07/06/24
16	308870016	LO	Denver	CO	Actual/360	5.270%	54,657.70	22,824.34	0.00	N/A	05/06/24	--	12,445,776.96	12,422,952.62	04/06/24
17	610940337	RT	Alpharetta	GA	Actual/360	4.590%	45,501.70	21,064.40	0.00	N/A	05/11/27	--	11,895,869.49	11,874,805.09	07/11/24
18	300571736	LO	League City	TX	Actual/360	5.320%	43,618.73	17,601.47	0.00	N/A	08/06/27	--	9,838,811.19	9,821,209.72	07/06/24
19	883100755	IN	San Antonio	TX	Actual/360	4.495%	36,206.88	19,495.83	0.00	N/A	08/06/27	05/06/27	9,665,908.96	9,646,413.13	07/06/24
20	310940493	LO	Frederick	MD	Actual/360	4.850%	34,839.13	24,188.99	0.00	N/A	09/11/27	--	8,619,990.31	8,595,801.32	07/11/24
21	308870021	LO	Various	Various	Actual/360	4.486%	37,383.33	0.00	0.00	N/A	06/01/27	--	10,000,000.00	10,000,000.00	07/01/24
22	308870022	IN	Romulus	MI	Actual/360	4.700%	34,703.74	17,160.04	0.00	N/A	10/11/27	--	8,860,528.16	8,843,368.12	07/11/24
23	310940883	98	St. Louis	MO	Actual/360	4.320%	25,945.92	33,859.63	0.00	N/A	07/11/27	--	7,207,199.18	7,173,339.55	07/11/24
24	410941016	RT	Brentwood	CA	Actual/360	4.410%	31,461.74	14,411.95	0.00	N/A	08/11/27	--	8,561,017.21	8,546,605.26	07/11/24
25	883100757	OF	Scottsdale	AZ	Actual/360	4.540%	30,246.34	14,042.30	0.00	N/A	08/06/27	05/06/27	7,994,628.45	7,980,586.15	07/06/24
27	300571745	RT	Whittier	CA	Actual/360	4.670%	27,436.25	0.00	0.00	N/A	09/06/27	--	7,050,000.00	7,050,000.00	07/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	308870028	RT	Destin	FL	Actual/360	4.730%	16,900.76	7,312.83	0.00	N/A	08/11/27	--	4,287,718.86	4,280,406.03	07/11/24
29	308870029	RT	Destin	FL	Actual/360	4.730%	6,938.30	3,002.15	0.00	N/A	08/11/27	--	1,760,245.89	1,757,243.74	07/11/24
30	410941185	IN	Melbourne	FL	Actual/360	4.260%	20,206.78	11,807.38	0.00	N/A	09/11/27	--	5,692,051.66	5,680,244.28	07/11/24
31	300571740	SS	Various	CA	Actual/360	4.340%	22,785.00	0.00	0.00	N/A	08/06/27	05/06/27	6,300,000.00	6,300,000.00	07/06/24
32	300571726	LO	Farmville	VA	Actual/360	4.830%	21,963.91	10,546.24	0.00	N/A	07/06/27	04/06/27	5,456,871.73	5,446,325.49	07/06/24
33	883100779	OF	Moreno Valley	CA	Actual/360	4.100%	17,885.92	11,105.98	0.00	N/A	09/06/27	--	5,234,903.16	5,223,797.18	07/06/24
34	300571733	LO	Harrisburg	PA	Actual/360	5.440%	24,388.14	9,453.67	0.00	N/A	08/06/27	--	5,379,737.25	5,370,283.58	07/06/24
35	308870035	RT	Douglasville	GA	Actual/360	4.750%	20,890.67	10,147.35	0.00	N/A	10/11/27	--	5,277,644.21	5,267,496.86	07/11/24
36	308870036	RT	Topeka	KS	Actual/360	4.930%	19,972.60	13,697.50	0.00	N/A	07/11/27	--	4,861,485.18	4,847,787.68	07/11/24
37	308870037	SS	Stockton	CA	Actual/360	4.580%	18,058.08	8,217.65	0.00	N/A	09/11/27	--	4,731,375.17	4,723,157.52	07/11/24
38	300571741	RT	Springfield	MO	Actual/360	5.050%	18,864.74	8,345.29	0.00	N/A	08/06/27	--	4,482,711.38	4,474,366.09	07/06/24
39	300571768	RT	Albuquerque	NM	Actual/360	4.990%	19,045.55	7,764.98	0.00	N/A	08/06/27	--	4,580,092.35	4,572,327.37	07/06/24
40	883100760	MF	Norfolk	VA	Actual/360	4.365%	15,964.74	8,970.04	0.00	N/A	09/06/27	--	4,388,930.86	4,379,960.82	07/06/24
41	883100761	RT	Lexington	KY	Actual/360	4.750%	16,119.21	7,876.57	0.00	N/A	09/06/27	--	4,072,220.39	4,064,343.82	07/06/24
42	883100759	MU	West Fargo	ND	Actual/360	4.800%	15,065.69	7,232.59	0.00	N/A	09/06/27	--	3,766,422.96	3,759,190.37	07/06/24
43	300571744	SS	Woodland	CA	Actual/360	4.490%	15,434.38	0.00	0.00	N/A	09/06/27	--	4,125,000.00	4,125,000.00	07/06/24
44	308870044	RT	Ellenwood	GA	Actual/360	4.590%	14,185.05	6,936.89	0.00	N/A	07/11/27	--	3,708,508.78	3,701,571.89	07/11/24
45	308870045	MH	Fort Pierce	FL	Actual/360	4.870%	14,023.39	6,603.90	0.00	N/A	08/11/27	--	3,455,455.89	3,448,851.99	07/11/24
46	300571737	RT	Frisco	TX	Actual/360	5.050%	14,807.86	5,707.64	0.00	N/A	08/06/27	--	3,518,699.16	3,512,991.52	07/06/24
47	300571735	LO	New Cumberland	PA	Actual/360	5.440%	15,445.82	5,987.33	0.00	N/A	08/06/27	--	3,407,166.56	3,401,179.23	07/06/24
48	308870048	MH	Bradenton	FL	Actual/360	4.900%	13,010.39	6,095.77	0.00	N/A	07/11/27	--	3,186,217.33	3,180,121.56	07/11/24
49	308870049	SS	Clute	TX	Actual/360	5.250%	13,306.93	5,468.00	0.00	N/A	09/11/27	--	3,041,584.95	3,036,116.95	07/11/24
50	308870050	RT	Indianapolis	IN	Actual/360	4.720%	11,570.30	5,714.40	0.00	N/A	09/11/27	--	2,941,601.20	2,935,886.80	07/11/24
51	410941448	RT	Mansfield	TX	Actual/360	4.640%	10,648.25	7,957.44	0.00	N/A	08/11/27	--	2,753,859.05	2,745,901.61	07/11/24
54	308870054	RT	Highland	IN	Actual/360	4.080%	9,488.22	5,937.02	0.00	N/A	09/11/27	--	2,790,651.76	2,784,714.74	07/11/24
55	308870055	RT	Montgomery	TX	Actual/360	4.780%	9,527.18	4,606.16	0.00	N/A	09/11/27	--	2,391,760.16	2,387,154.00	07/11/24
56	883100740	SS	Fenton	MI	Actual/360	4.975%	10,051.33	4,000.16	0.00	N/A	07/06/27	03/06/27	2,424,442.16	2,420,442.00	07/06/24
57	410938908	RT	North Hills	CA	Actual/360	5.100%	9,822.21	4,294.48	0.00	N/A	07/11/27	--	2,311,108.05	2,306,813.57	07/11/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
58	308870058	SS	Cypress	TX	Actual/360	4.870%	9,332.74	4,418.78	0.00	N/A	07/11/27	--	2,299,648.53	2,295,229.75	07/11/24
59	883100743	RT	Chattanooga	TN	Actual/360	4.923%	9,479.38	3,823.76	0.00	N/A	08/06/27	--	2,310,634.26	2,306,810.50	07/06/24
60	883100775	SS	Coeur dAlene	ID	Actual/360	4.770%	8,443.65	3,581.98	0.00	N/A	09/06/27	--	2,124,189.00	2,120,607.02	07/06/24
61	410941039	MF	Chico	CA	Actual/360	4.550%	6,969.58	3,223.63	0.00	N/A	08/11/27	--	1,838,129.68	1,834,906.05	07/11/24
62	410941030	MF	Chico	CA	Actual/360	4.500%	6,543.27	3,083.75	0.00	N/A	08/11/27	--	1,744,871.71	1,741,787.96	07/11/24
63	308870063	MH	Kissimmee	FL	Actual/360	4.950%	6,967.90	3,173.73	0.00	N/A	09/11/27	--	1,689,187.62	1,686,013.89	07/11/24
Totals							2,336,842.82	674,440.41	0.00				649,000,561.59	648,326,121.18
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	32,327,379.08	25,824,227.73	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	27,452,215.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,661,807.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,220,073.83	4,147,930.32	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,569,724.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,043,070.83	754,612.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,318,725.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	59,104,531.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	15,663,268.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,986,198.00	1,005,885.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	15,005,900.00	15,198,486.00	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,194,333.45	566,751.51	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,446,766.05	3,382,202.36	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,898,198.80	516,905.68	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,403,663.00	0.00	--	--	--	0.00	0.00	77,322.32	229,963.94	0.00	0.00
17	1,291,716.00	365,241.05	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,537,671.36	1,583,995.69	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,073,563.05	1,045,690.79	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	45,032,538.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,157,749.00	578,874.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	917,590.00	224,004.85	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	563,915.61	141,363.56	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	642,520.00	134,457.36	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	255,200.91	63,705.46	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,668,849.36	316,047.25	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,011,738.17	272,295.86	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	613,656.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	649,828.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	268,025.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	511,367.38	153,592.17	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	2,348,278.00	516,041.06	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	525,519.74	130,122.19	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	494,963.29	117,115.70	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	394,482.59	99,970.99	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	644,831.43	157,016.49	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	518,888.80	88,681.01	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	554,162.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	455,108.48	249,781.40	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	412,011.02	417,137.14	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	351,953.84	75,476.82	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	316,800.00	79,200.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	456,903.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	320,937.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
58	327,124.68	95,535.96	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
59	257,957.98	62,471.25	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	314,898.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	225,212.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	266,759.10	60,032.25	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
63	304,788.93	87,388.76	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	249,983,366.21	58,512,239.66				0.00	0.00	77,322.32	229,963.94	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.320487%	4.272693%	36
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.320815%	4.273042%	37
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.321116%	4.273362%	38
04/17/24	1	12,489,317.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.321439%	4.273706%	39
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.321736%	4.297066%	40
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.322081%	4.297407%	41
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.322373%	4.297697%	42
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.322664%	4.302801%	43
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.322978%	4.303116%	44
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.323266%	4.303403%	45
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.323576%	4.303714%	46
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.323859%	4.303998%	47
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
16	308870016	04/06/24	2	5	77,322.32	229,963.94	0.00	12,489,317.61	12/27/23	1
Totals					77,322.32	229,963.94	0.00	12,489,317.61

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		12,422,953	0	12,422,953		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		194,797,578	194,797,578	0		0
37 - 48 Months		441,105,591	441,105,591	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-24	648,326,121	635,903,169	0	12,422,953	0	0
Jun-24	649,000,562	636,554,785	0	12,445,777	0	0
May-24	649,627,351	637,160,667	0	12,466,684	0	0
Apr-24	650,296,786	637,807,468	12,489,318	0	0	0
Mar-24	650,918,424	650,918,424	0	0	0	0
Feb-24	651,628,204	651,628,204	0	0	0	0
Jan-24	652,244,549	652,244,549	0	0	0	0
Dec-23	652,858,445	652,858,445	0	0	0	0
Nov-23	653,515,451	653,515,451	0	0	0	0
Oct-23	654,124,297	654,124,297	0	0	0	0
Sep-23	654,776,434	654,776,434	0	0	0	0
Aug-23	655,380,269	655,380,269	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	883100735	60,000,000.00	60,000,000.00	750,000,000.00	04/01/17	25,024,534.98	3.83160	09/30/23	06/06/27	I/O
16	308870016	12,422,952.62	12,489,317.61	62,900,000.00	07/28/20	2,746,200.00	0.76570	12/31/23	05/06/24	273
Totals		72,422,952.62	72,489,317.61	812,900,000.00		27,770,734.98

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	883100735	OF	NY	03/20/24	13

Loan transferred on 03/21/24 due to Imminent Monetary Default. The loan is not currently in default. Due to a key tenant departure, the Borrower requested a transfer to the Special Servicer to discuss a loan modification. The SS is in negotiations with the Borrower and Mezzanine Lender and is evaluating possible resolutions.

16	308870016	LO	CO	12/27/23	1

Lender and Borrower have agreed to terms on a 1+1 extension of the maturity date that occurred on 5/6/24. Both parties have been in communication and the Loan Modification Agreement is expected to be signed and documented the week of

7/1. The modific ation will require an increase in the interest rate and equity contribution by the borrower to pay down the UPB and increase the balance of the FF&E reserve for future capital expenditures planned at the property.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	300571751	0.00	5.01000%	0.00	5.01000%	10	11/09/20	08/06/20	--
13	310939500	0.00	4.80000%	0.00	4.80000%	2	02/09/22	12/11/21	--
16	308870016	0.00	5.27000%	0.00	5.27000%	10	11/05/20	09/06/20	--
18	300571736	18,500,000.00	5.32000%	18,500,000.00 5.32000%		10	08/05/20	06/06/20	--
Totals		18,500,000.00		18,500,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
53	308870053 02/17/23	2,948,578.89	6,260,000.00	4,271,608.90	769,225.01	4,271,608.90	3,502,383.89	0.00	0.00	307,755.27	(307,755.27)	9.61%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		2,948,578.89	6,260,000.00	4,271,608.90	769,225.01	4,271,608.90	3,502,383.89	0.00	0.00	307,755.27	(307,755.27)

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
53	308870053	05/17/23	0.00	0.00	(307,755.27)	0.00	(307,755.27)	0.00	0.00	0.00	0.00
		02/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	(307,755.27)	0.00	(307,755.27)	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	12,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	0.00	0.00	1,988.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	75.66	0.00	0.00	0.00
16	0.00	0.00	2,592.87	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	612.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	338.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	310.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	214.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	15,092.87	0.00	3,463.83	0.00	0.00	0.00	75.66	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		18,632.36

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29